Other income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Other income [Abstract]
Gain from loss of control of subsidiary TMMDM (see Note 5)	$ 3,458,467		$ 0		$ 0
Loss from the sale of subsidiaries	(273,032)	[1]	0		171,505	[1]
Recoveries of taxes paid in prior years, net of expenses for recovery	43,884		0		0
Cancellation of liabilities	1,688		2,076		5,859
Cancellation of projects	(13,127)		(6,240)		(4,948)
Income from sale of fixed assets	0		56,534	[2]	0
Other - Net	(134)		500		14,569
Other income (expenses)	$ 3,217,746		$ 52,870		$ 186,985

[1]	In 2017 and 2015, corresponds to the income from the sale of subsidiaries (see Note 5).
[2]	It includes the sale of a land to Optimus on June 20, 2016 (see Note 13 and 14).